Significant Accounting Policies, Dry-Docking and Special Survey Costs (Details)	12 Months Ended
Dec. 31, 2016
Minimum [Member]
Dry-Docking and Special Survey Costs [Abstract]
Amortization period for dry-docking and special survey costs	2 years
Maximum [Member]
Dry-Docking and Special Survey Costs [Abstract]
Amortization period for dry-docking and special survey costs	3 years